Prospectus Supplement	February 1, 2018

Putnam American Government	Putnam Small Cap Growth Fund
Income Fund	Prospectus dated 10/30/17
Prospectus dated 1/30/18
George Putnam Balanced Fund
Putnam Diversified Income Trust	Prospectus dated 11/30/17
Prospectus dated 1/30/18
Putnam Global Equity Fund
Putnam Dynamic Asset Allocation	Prospectus dated 2/28/17
Balanced Fund
Prospectus dated 1/30/18	Putnam Global Income Trust
Prospectus dated 2/28/17
Putnam Dynamic Asset Allocation
Conservative Fund	Putnam Income Fund
Prospectus dated 1/30/18	Prospectus dated 2/28/17

Putnam Dynamic Asset Allocation	Putnam International Equity Fund
Growth Fund	Prospectus dated 10/30/17
Prospectus dated 1/30/18
Putnam Capital Opportunities Fund
Putnam Equity Income Fund	Prospectus dated 8/30/17
Prospectus dated 3/30/17
Putnam Growth Opportunities Fund
Putnam Absolute Return 100 Fund	Prospectus dated 11/30/17
Prospectus dated 2/28/17
Putnam PanAgora Managed
Putnam Absolute Return 300 Fund	Futures Strategy
Prospectus dated 2/28/17	Prospectus dated 8/16/17

Putnam Absolute Return 500 Fund	Putnam PanAgora Market Neutral Fund
Prospectus dated 2/28/17	Prospectus dated 8/16/17

Putnam Absolute Return 700 Fund	Putnam PanAgora Risk Parity Fund
Prospectus dated 2/28/17	Prospectus dated 8/16/17

Putnam Dynamic Risk Allocation Fund	Putnam Research Fund
Prospectus dated 9/30/17	Prospectus dated 11/30/17

Putnam International Value Fund	Putnam Small Cap Value Fund
Prospectus dated 10/30/17	Prospectus dated 6/30/17

Putnam Short Duration Income Fund	Putnam Investors Fund
Prospectus dated 11/30/17	Prospectus dated 11/30/17

Putnam RetirementReady® Funds
Prospectus dated 11/30/17

Effective March 1, 2018, the following information replaces similar disclosure for Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Equity Income Fund, George Putnam Balanced Fund, Putnam Global Income Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Capital Opportunities Fund, Putnam Growth Opportunities Fund and Putnam Small Cap Value Fund in the section How do I buy fund shares? – Which class of shares is best for me?

Employer-sponsored retirement plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y or R6 shares.

Effective March 1, 2018, the following information replaces similar disclosure for Putnam Diversified Income Trust, Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Risk Allocation Fund, Putnam International Value Fund, Putnam Short Duration Income Fund,

309980 2/18

Putnam Small Cap Growth Fund, Putnam Global Equity Fund, Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund, Putnam PanAgora Risk Parity Fund, Putnam Research Fund, Putnam Investors Fund and the Putnam RetirementReady® Funds in the section  How do I buy fund shares? – Which class of shares is best for me?

Employer-sponsored retirement plans may also choose class R or R6 shares, and certain investors described below may also choose class Y or R6 shares.

In addition, in the section  How do I buy fund shares? – Here is a summary of the differences among the classes of shares, the heading “Class R6 shares (available only to employer-sponsored retirement plans)” is replaced with “Class R6 shares (available only to investors listed below)” and the following information is added to the section:

• The following investors may purchase class R6 shares:

» employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam;

» investors purchasing shares through an asset-based fee program that is sponsored by a registered broker-dealer or other financial institution;

» investors purchasing shares through a commission-based platform of a registered broker-dealer or other financial institution that charges you additional fees or commissions, other than those described in the prospectus and statement of additional information, and that has entered into an agreement with Putnam Retail Management to offer class R6 shares through such a program;

» corporations, endowments, foundations and other institutional investors that have been approved by Putnam; and

» unaffiliated investment companies (whether registered or private) that have been approved by Putnam.

For each fund except Putnam Short Duration Income Fund, purchases of class A shares by investors on or after March 1, 2018 that are not subject to an initial sales charge because the amount of purchase at the offering price was in the highest initial sales charge breakpoint level for the fund will be subject to a 1.00% deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Purchases of class A shares by investors prior to March 1, 2018 that are not subject to an initial sales charge because the amount of purchase at the offering price was in the highest initial sales charge breakpoint level for the fund will be subject to a 1.00% CDSC if redeemed within nine months of purchase.

Class A shares of Putnam Short Duration Income Fund obtained by exchanging shares from another Putnam fund that were originally purchased on or after March 1, 2018 without an initial sales charge may be subject to a 1.00% CDSC if redeemed within twelve months of the original purchase. Class A shares of Putnam Short Duration Income Fund obtained by exchanging shares from another Putnam fund that were originally purchased prior to March 1, 2018 without an initial sales charge may be subject to a 1.00% CDSC if redeemed within nine months of the original purchase.

Effective April 1, 2018, class C shares of each applicable fund will automatically convert to class A shares after ten years, provided that the fund or the financial intermediary through which a shareholder purchased class C shares has records verifying that the class C shares have been held for at least ten years, and that class A shares are available for purchase by residents in the shareholder’s jurisdiction. Group retirement plan recordkeeping platforms of certain broker-dealer intermediaries who hold class C shares with the fund in an omnibus account do not track participant level share lot aging. These class C shares would not satisfy the conditions for the conversion.